CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 110,000	$ 31,000
Accounts receivable, net	1,105,000	767,000
Inventory, net	586,000	360,000
Prepaid expenses and other current assets	62,000	33,000
Total current assets	1,863,000	1,191,000
Property, equipment and leasehold improvements, net	4,891,000	2,573,000
Intangible assets, net	50,000	0
Other assets	161,000	226,000
TOTAL ASSETS	6,965,000	3,990,000
Current liabilities:
Accounts payable and other accrued expenses	2,787,000	2,880,000
Short-term debt	2,042,000	4,209,000
Total current liabilities	4,829,000	7,089,000
Long-term liabilities:
Long-term debt, net of discounts	4,282,000	3,882,000
Long-term lease liabilities	34,000	126,000
Total long-term liabilities	4,316,000	4,008,000
Total liabilities	9,145,000	11,097,000
STOCKHOLDERS' DEFICIT:
Common stock ($0.0001 par value, 6,666,667 shares authorized; 356,587 and 166,667 shares outstanding as of December 31, 2022 and 2021, respectively (1))	1,000	1,000
Series A Convertible Preferred stock ($0.0001 par value, 10,000,000 shares authorized; nil shares outstanding as of December 31, 2022 and 2021, respectively)	0	0
Additional paid-in capital	17,891,000	511,000
Accumulated deficit	(20,072,000)	(7,619,000)
Total stockholders' deficit	(2,180,000)	(7,107,000)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 6,965,000	$ 3,990,000